Contractual Obligations and Commitments (Tables)	12 Months Ended
Mar. 31, 2018
Contractual Obligations And Commitments Details Narrative
Disclosure of Contractual Obligations Related to Content Commitments
Total
(in thousands)
As at March 31, 2018	$336,144

As at March 31, 2017	$250,997